Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Strategic Trust
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Touchstone Flexible Income Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS A
Trading Symbol	FFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 1,576,673,653
Holdings Count | Holding	264
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Stat i stics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Re
p
re
se
ntation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
To tal	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's").
If
agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for
reasons unrelated to the creditworthiness of the
i
ssuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's").
If
agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for
reasons unrelated to the creditworthiness of the
i
ssuer.
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 330,767,417
Holdings Count | Holding	183
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Strategic Income Opportunities Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Opportunities Fund
Class Name	CLASS C
Trading Symbol	TQPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Net Assets	$ 330,767,417
Holdings Count | Holding	183
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Strategic Income Opportunities Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TQPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 330,767,417
Holdings Count | Holding	183
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Flexible Income Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS C
Trading Symbol	FRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%
Net Assets	$ 1,576,673,653
Holdings Count | Holding	264
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Flexible Income Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS Y
Trading Symbol	MXIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 1,576,673,653
Holdings Count | Holding	264
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,576,673,653
Holdings Count | Holding	264
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,576,673,653
Total number of portfolio holdings	264
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	33.0%
Asset-Backed Securities	17.0%
Agency Collateralized Mortgage Obligations	12.2%
Non-Agency Collateralized Mortgage Obligations	9.1%
U.S. Treasury Obligations	8.0%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.7%
Commercial Mortgage-Backed Securities	0.1%
Short-Term U.S. Treasury Obligations	7.8%
Short-Term Investment Funds	4.8%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	26.7%
AA/Aa	24.5%
A/A	8.1%
BBB/Baa	12.4%
BB/Ba	4.4%
B/B	2.5%
Not Rated	21.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Focused Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS A
Trading Symbol	TFOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Net Assets	$ 1,305,888,275
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%

Touchstone Focused Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS C
Trading Symbol	TFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%
Net Assets	$ 1,305,888,275
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%

Touchstone Focused Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS Y
Trading Symbol	TFFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 1,305,888,275
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%

Touchstone Focused Fund INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 1,305,888,275
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,305,888,275
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.3%
Communication Services	14.0%
Health Care	13.5%
Financials	13.0%
Consumer Discretionary	9.9%
Industrials	6.5%
Consumer Staples	5.3%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(2.1) %
Total	100.0%

Touchstone Growth Opportunities Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS A
Trading Symbol	TGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
Net Assets	$ 162,099,464
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Growth Opportunities Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS C
Trading Symbol	TGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 105	2.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.01%
Net Assets	$ 162,099,464
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Growth Opportunities Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 162,099,464
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TGVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 162,099,464
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,099,464
Total number of portfolio holdings	41
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.5%
Communication Services	13.1%
Consumer Discretionary	10.9%
Industrials	10.2%
Health Care	9.6%
Financials	7.6%
Consumer Staples	4.8%
Short-Term Investment Fund	2.3%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Growth Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 1,315,400,975
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

Touchstone Mid Cap Growth Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TOECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.09%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.09%
Net Assets	$ 1,315,400,975
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

Touchstone Mid Cap Growth Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,315,400,975
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 1,315,400,975
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

Touchstone Mid Cap Growth Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TFGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,315,400,975
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,315,400,975
Total number of portfolio holdings	60
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.2%
Industrials	22.2%
Health Care	15.5%
Financials	13.3%
Consumer Discretionary	11.5%
Materials	2.8%
Real Estate	2.2%
Communication Services	2.1%
Consumer Staples	1.5%
Energy	1.4%
Utilities	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

Touchstone Non-US ESG Equity Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US ESG Equity Fund
Class Name	CLASS A
Trading Symbol	TEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 703,823,049
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

Touchstone Non-US ESG Equity Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US ESG Equity Fund
Class Name	CLASS C
Trading Symbol	TEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%
Net Assets	$ 703,823,049
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical
Allocation
(% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

Touchstone Non-US ESG Equity Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US ESG Equity Fund
Class Name	CLASS Y
Trading Symbol	TIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 703,823,049
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US ESG Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US ESG Equity Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 703,823,049
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 703,823,049
Total number of portfolio holdings	44
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.6%
Financials	24.6%
Communication Services	10.7%
Information Technology	7.9%
Health Care	7.4%
Consumer Discretionary	6.3%
Materials	5.8%
Energy	4.8%
Real Estate	0.7%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
Japan	18.6%
United Kingdom	12.0%
France	9.3%
Germany	9.0%
Sweden	7.4%
Switzerland	5.5%
Netherlands	5.4%
Taiwan	4.3%
South Korea	4.1%
India	4.0%
Singapore	3.6%
Ireland	3.3%
United States	3.2%
Other Countries	7.1%
Short-Term Investment Fund	3.0%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS A
Trading Symbol	TSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	1.60%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Net Assets	$ 2,267,453,717
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS C
Trading Symbol	TEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 124	2.35%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.35%
Net Assets	$ 2,267,453,717
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS Y
Trading Symbol	TSEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 67	1.27%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%
Net Assets	$ 2,267,453,717
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Net Assets	$ 2,267,453,717
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS R6
Trading Symbol	TSRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 2,267,453,717
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,267,453,717
Total number of portfolio holdings	40
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.4%
Consumer Discretionary	19.5%
Information Technology	18.0%
Consumer Staples	10.7%
Communication Services	8.9%
Industrials	6.3%
Health Care	3.9%
Energy	2.9%
Materials	1.8%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%
Geographical Allocation (% of Net
A
ssets)
Common Stocks
India	29.0%
Brazil	18.1%
China	16.4%
Taiwan	9.0%
Singapore	4.6%
Indonesia	3.7%
Hong Kong	3.3%
South Korea	3.0%
Other Countries	11.3%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(1.3) %
Total	100.0%

Touchstone Strategic Income Opportunities Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Opportunities Fund
Class Name	CLASS A
Trading Symbol	TQPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities Fund (“Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 330,767,417
Holdings Count | Holding	183
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 330,767,417
Total number of portfolio holdings	183
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.4%
U.S. Treasury Obligations	28.3%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.3%
Non-Agency Collateralized Mortgage Obligations	4.5%
Common Stocks	2.5%
Sovereign Government Obligations	1.5%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.2%
AA/Aa	7.3%
A/A	9.2%
BBB/Baa	32.7%
BB/Ba	9.1%
B/B	4.6%
CCC	0.3%
CC	0.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.